Note 9 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term debt, gross	$ 32,370
Less current portion of long-term debt, gross	563	$ 1,168
Less current portion debt issuance costs	(60)	(42)
Current portion of long-term debt	503	1,126
Long-term debt, gross, net of current portion	30,257	19,665
Debt issuance costs, net of current portion	(499)	(289)
Long-term debt	29,758	19,376
Term Loan Agreement [Member]
Long-term debt, gross	30,820	20,833
Debt issuance costs	(559)	(331)
2022 Term Loan Agreement	$ 30,261	$ 20,502